Shareholders’ Deficit (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	1,000,000	1,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Outstanding	0	0
Preferred Stock, Voting Rights	Holders are entitled to one vote for each Class B ordinary share.
Initial Business Combination Shares Issuable As Percent Of Outstanding Share	20.00%
Common Class A [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized	300,000,000	300,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding	115,000	115,000
Common stock subject to redemption
Class of Stock [Line Items]
Temporary Equity, Shares Outstanding	11,500,000	11,500,000
Common Class B [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized	30,000,000	30,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding	2,875,000	2,875,000